Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 85,884	$ 46,009
Over time revenue
Disaggregation of Revenue [Line Items]
Total revenue	49,260	27,397
Point-in-time revenue
Disaggregation of Revenue [Line Items]
Total revenue	36,624	18,612
United States
Disaggregation of Revenue [Line Items]
Total revenue	52,093	31,298
International
Disaggregation of Revenue [Line Items]
Total revenue	$ 33,791	$ 14,711